Real Property Interests - Schedule of Supplemental Cash Flow Information Related to Finance Leases (Details) (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from finance leases	$ 37	$ 8	$ 62	$ 134	$ 38
Financing cash flows from finance leases	845	347	2,632	6,044	1,255
Finance lease liabilities arising from obtaining right-of-use assets	$ 1,346	$ 3,624	$ 3,659	$ 19,312	$ 16,989